Vessels, net - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period			$ 100,557
Reversal of Impairment	$ 1,891	$ 0	1,891	$ 4,400
Balance ending of period	125,411		125,411
Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period			100,557
Additions/ (Dry Docking Component)			38,543
Reversal of Impairment			1,891
Depreciation expense			(4,212)
Transfer to Assets Held for sale			(11,368)
Balance ending of period	125,411		125,411
Vessels [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period			181,258
Additions/ (Dry Docking Component)			37,557
Reversal of Impairment			1,891
Transfer to Assets Held for sale			(21,282)
Balance ending of period	199,424		199,424
Vessels [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period			(86,232)
Depreciation expense			(2,443)
Transfer to Assets Held for sale			10,694
Balance ending of period	(77,981)		(77,981)
Dry docking [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period			16,245
Additions/ (Dry Docking Component)			986
Transfer to Assets Held for sale			(5,233)
Balance ending of period	11,998		11,998
Dry docking [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning of period			(10,714)
Depreciation expense			(1,769)
Transfer to Assets Held for sale			4,453
Balance ending of period	$ (8,030)		$ (8,030)